Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Current lease liabilities	€ 7,204	€ 6,401	€ 5,826
Non-current lease liabilities	19,655	23,035	19,558
IFRS 16
Lease liabilities
Lease payments	27,720	30,385	26,353
Present value of lease payments	26,859	29,436	25,384
Less future finance charges	861	949	969
Lease liability	26,859	29,436	25,384
Current lease liabilities	7,204	6,401	5,826
Non-current lease liabilities	19,655	23,035	19,558
IFRS 16 | Less than 1 year
Lease liabilities
Lease payments	7,557	6,772	6,189
Present value of lease payments	7,204	6,401	5,826
IFRS 16 | In the second to fifth years inclusive
Lease liabilities
Lease payments	18,873	20,399	16,320
Present value of lease payments	18,381	19,833	15,783
IFRS 16 | More than 5 years
Lease liabilities
Lease payments	1,291	3,214	3,844
Present value of lease payments	€ 1,274	€ 3,201	€ 3,775